Revenue - Schedule of Sales of Goods by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Sales of Goods by Product [Line Items]
Sales of goods	$ 48,827	$ 64,067	$ 55,531
% of sales of goods	100.00%	100.00%	100.00%
Brassiere [Member]
Schedule of Sales of Goods by Product [Line Items]
Sales of goods	$ 36,868	$ 54,801	$ 51,140
% of sales of goods	75.51%	85.54%	92.09%
Top [Member]
Schedule of Sales of Goods by Product [Line Items]
Sales of goods	$ 2,287	$ 2,661
% of sales of goods	4.68%	4.15%
Panty [Member]
Schedule of Sales of Goods by Product [Line Items]
Sales of goods	$ 3,565	$ 1,271	$ 775
% of sales of goods	7.30%	1.98%	1.40%
Bodysuit [Member]
Schedule of Sales of Goods by Product [Line Items]
Sales of goods	$ 1,497	$ 1,730	$ 2,967
% of sales of goods	3.07%	2.70%	5.34%
Swimsuit [Member]
Schedule of Sales of Goods by Product [Line Items]
Sales of goods	$ 1,707	$ 2,697	$ 211
% of sales of goods	3.50%	4.21%	0.38%
Dress [Member]
Schedule of Sales of Goods by Product [Line Items]
Sales of goods	$ 49	$ 39	$ 307
% of sales of goods	0.10%	0.06%	0.55%
Others [Member]
Schedule of Sales of Goods by Product [Line Items]
Sales of goods	$ 2,854	$ 868	$ 131
% of sales of goods	5.85%	1.35%	0.24%